Financial Risks - Summary of Length of Time Security and Respective Realized Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale securities [line items]
Debt securities	€ (173)	€ (323)
Not later than 1 year [member]
Disclosure of available for sale securities [line items]
Debt securities	(137)	(221)
> 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities	€ (36)	€ (103)